Goodwill and Intangible Assets, Net (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 SELA [Member]	Dec. 31, 2012 Printar [Member]
Goodwill [Line Items]
Gross goodwill	$ 3,653	$ 3,653
Accumulated impairment losses	(2,074)
Net Goodwill	1,579	3,653
Impairment loss on goodwill			$ 1,499	$ 575